PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6:-	PROPERTY AND EQUIPMENT

	December 31,
	2010	2011
Cost:

Computers and peripheral equipment	$514	$567
Office furniture and equipment	159	184
Leasehold improvements	50	50

	723	801

Accumulated depreciation	558	640

Depreciated cost	$165	$161

The depreciation expense for the years ended December 31, 2009, 2010 and 2011 amounted to $ 149, $ 97 and $ 82, respectively.